Registration No. 33-69760
                                                                     Rule 497(e)
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DELAFIELD FUND, INC.                                    600 Fifth Avenue,
                                                        New York, NY 10020
                                                        (212) 830-5200
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PROSPECTUS SUPPLEMENT DATED NOVEMBER 27, 1996

         The "Performance" section has been amended to include the following statement:

         "The Fund may also from time to time include in advertisement the ranking of those performance figures relative to such figures for groups of mutual funds categorized by nationally recognized ranking agencies. The performance of the Fund may also be compared to recognized indices, including, but not limited to, the Standard & Poor's 500."